Establishment and Description of Plan (Details) - EBP 005		12 Months Ended
	Jan. 01, 2026 USD ($)	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period		90 days
Automatic deferral rate, annual increase		1.00%
Matching percentage		100.00%
Participant compensation matched, percentage		7.00%
Employer maximum matching amount		$ 7,000
Forfeited nonvested account, decrease from employer contribution		1,792,124
Forfeited nonvested account		$ 312,001	$ 141,228
Vesting percentage		20.00%
Vesting period		5 years
Minimum borrowing, amount		$ 500
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Maximum number of general loans allowed | loan		2
Maximum number of home loans allowed | loan		1
Maximum number of loans allowed | loan		3
Basis spread on variable rate		1.00%
Note receivable from participant, repayment period, years		5 years
Note receivable from participant, primary residence loan, repayment period, years		15 years
Subsequent Event
EBP, Description of Plan [Line Items]
Employer maximum matching amount	$ 10,000
Minimum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage		1.00%
Automatic deferral rate		3.00%
Maximum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage		50.00%
Automatic deferral rate		7.00%